Operating Segments_Information on geographical areas (Details) - KRW (₩) ₩ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Domestic customers
Disclosure of geographical areas [Line Items]
Revenue	₩ 10,626,155	₩ 11,185,991
Non-current assets	3,664,521		₩ 3,550,764
Foreign customers
Disclosure of geographical areas [Line Items]
Revenue	642,528	₩ 534,234
Non-current assets	₩ 233,864		₩ 233,732